UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment:           | |; Amendment Number:

This Amendment (Check only one):   | | is a restatement
                                   | | adds new holding entries.

Institutional Manager Filing this Report:

Name:     Bonanza Capital, Ltd.

Address:  300 Crescent Court
          Suite 250
          Dallas, Texas 75201

13F File Number: 28-11243

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Bernay Box
Title:    President
Phone:    214-303-3900

Signature, Place and Date of Signing:


/s/ Bernay Box                     Dallas, Texas              August 14, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total: 83

Form 13F Information Table Value Total: $243,632
                                         (thousands)

List of Other Included Managers:

No.       Form 13F File Number     Name
---       --------------------     ----

1.        28-11390                 Bonanza Master Fund, Ltd.

                                                     FORM 13F INFORMATION TABLE

                                                       Bonanza Capital, Ltd.
                                                           June 30, 2006
                               TITLE OF                VALUE      SHS OR   SH/ PUT/   INVESTMENT   OTHER        VOTING AUTHORITY
NAME OF ISSUER                   CLASS    CUSIP       (x$1000)    PRN AMT  PRN CALL   DISCRETION   MNGRS   SOLE      SHARED     NONE
--------------                 --------   -----       --------    -------  --- ----   ----------   -----   ----      ------     ----
BIRCH MTN RES LTD              COM        09066X109     2,384      478,800 SH           SHARED      1                478,800
CHINA NATURAL RESOURCES INC    COM        G2110U109       108       13,318 SH           SHARED      1                 13,318
KHD HUMBOLDT WEDAG INTL LTD    COM        482462108     3,362      125,116 SH           SHARED      1                125,116
LANOPTICS LTD                  ORD        M6706C103     2,782      305,000 SH           SHARED      1                305,000
A S V INC                      COM        001963107     1,152       50,000 SH           SHARED      1                 50,000
ABRAXAS PETE CORP              COM        003830106     1,944      450,000 SH           SHARED      1                450,000
ADVANCED MAGNETICS INC         COM        00753P103     1,187       39,267 SH           SHARED      1                 39,267
ALLIED DEFENSE GROUP INC       COM        019118108     2,027       92,200 SH           SHARED      1                 92,200
ALLION HEALTHCARE INC          COM        019615103     3,745      431,000 SH           SHARED      1                431,000
AWARE INC MASS                 COM        05453N100     4,828      850,000 SH           SHARED      1                850,000
AXS-ONE INC                    COM        002458107       516      322,581 SH           SHARED      1                322,581
BKF CAP GROUP INC              COM        05548G102       625      100,000 SH           SHARED      1                100,000
BLUEGREEN CORP                 COM        096231105     3,610      315,000 SH           SHARED      1                315,000
BON-TON STORES INC             COM        09776J101     9,299      425,000 SH           SHARED      1                425,000
BUILDERS FIRSTSOURCE INC       COM        12008R107     5,497      270,000 SH           SHARED      1                270,000
CASH SYSTEMS INC               COM        14756B102     1,458      200,000 SH           SHARED      1                200,000
CHAMPPS ENTMT INC DEL          COM        158787101     2,132      325,000 SH           SHARED      1                325,000
CHANNELL COMM CORP             COM        159186105     1,980      600,000 SH           SHARED      1                600,000
COMFORT SYS USA INC            COM        199908104     2,501      175,000 SH           SHARED      1                175,000
CONTANGO OIL & GAS COMPANY     COM NEW    21075N204     6,396      452,366 SH           SHARED      1                452,366
CROCS INC                      COM        227046109     4,083      162,362 SH           SHARED      1                162,362
CYBEX INTL INC                 COM        23252E106     6,067      934,850 SH           SHARED      1                934,850
DELTA APPAREL INC              COM        247368103     1,409       82,200 SH           SHARED      1                 82,200
DIGIGRAD CORP                  COM        253827109     2,229      497,500 SH           SHARED      1                497,500
DISCOVERY PARTNERS INTL INC    COM        254675101     1,170      450,000 SH           SHARED      1                450,000
FLOTEK INDS INC DEL            COM        343389102     1,065       68,500 SH           SHARED      1                 68,500
FOCUS ENHANCEMENTS INC         COM        344159108     2,260    2,306,000 SH           SHARED      1              2,306,000
FRIENDLY ICE CREAM CORP NEW    COM        358497105     1,416      184,200 SH           SHARED      1                184,200
GANDER MOUNTAIN CO             COM        36471P108       223       38,600 SH           SHARED      1                 38,600
GLENAYRE TECHNOLOGIES INC      COM        377899109     3,036    1,150,000 SH           SHARED      1              1,150,000
GOLD KIST INC                  COM        380614107     3,677      275,000 SH           SHARED      1                275,000
GOLFSMITH INTL HOLDINGS INC    COM        38168Y103       166       16,399 SH           SHARED      1                 16,399
GOODMAN GLOBAL INC             COM        38239A100       304       20,000 SH           SHARED      1                 20,000
GREENFIELD ONLINE INC          COM        395150105     2,964      400,000 SH           SHARED      1                400,000
HALOZYME THERAPEUTICS INC      COM        40637H109     4,693    1,738,143 SH           SHARED      1              1,738,143
HASTINGS ENTMT INC             COM        418365102     2,048      262,500 SH           SHARED      1                262,500
HOME SOLUTIONS AMER INC        COM        437355100     1,543      250,000 SH           SHARED      1                250,000
IMPERIAL SUGAR CO NEW          COM NEW    453096208       956       40,300 SH           SHARED      1                 40,300
INTERPHASE CORP                COM        460593106     1,674      289,600 SH           SHARED      1                289,600
INTERSECTIONS INC              COM        460981301     4,947      455,900 SH           SHARED      1                455,900
IRIS INTL INC                  COM        46270W105     4,935      375,000 SH           SHARED      1                375,000
INVESTOOLS INC                 COM        46145P103     9,256    1,165,800 SH           SHARED      1              1,165,800
IXYS CORP                      COM        46600W106     4,800      500,000 SH           SHARED      1                500,000
KITTY HAWK INC                 COM NEW    498326206     1,904    2,350,000 SH           SHARED      1              2,350,000
KKR FINL CORP                  COM        482476306     2,601      125,000 SH           SHARED      1                125,000
LEVITT CORP                    CLA        52742P108     1,200       75,000 SH           SHARED      1                 75,000
LONE STAR STEAKHOUSE SALOON    COM        542307103     5,246      200,000 SH           SHARED      1                200,000
LOOPNET INC                    COM        543524300       560       30,074 SH           SHARED      1                 30,074
MCDATA CORP                    CLA        580031201     2,652      650,000 SH           SHARED      1                650,000
MISONIX INC                    COM        604871103     1,467      302,500 SH           SHARED      1                302,500
MOLINA HEALTHCARE INC          COM        60855R100     2,108       55,400 SH           SHARED      1                 55,400
MOVIE GALLERY INC              COM        624581104       844      135,901 SH           SHARED      1                135,901
OUTDOOR CHANNEL HLDGS INC      COM NEW    690027206     5,489      531,850 SH           SHARED      1                531,850
PARLUX FRAGRANCES INC          COM        701645103     1,938      200,000 SH           SHARED      1                200,000
PEDIATRIC SVCS OF AMERICA      COM        705323103     2,103      168,500 SH           SHARED      1                168,500
PXRE GROUP LTD                 COM        G73018106       372      100,000 SH           SHARED      1                100,000
QUEST RESOURCE CORP            COM NEW    748349305     1,355      100,000 SH           SHARED      1                100,000
QSGI INC                       COM        74729D106     1,440      900,000 SH           SHARED      1                900,000
QUICKLOGIC CORP                COM        74837P108     4,890    1,000,000 SH           SHARED      1              1,000,000
REDENVELOPE INC                COM        75733R601     1,375      135,500 SH           SHARED      1                135,500
RENT WAY INC                   COM        76009U104     1,328      180,000 SH           SHARED      1                180,000
REPUBLIC AWYS HLDGS INC        COM        760276105     3,404      200,000 SH           SHARED      1                200,000
RIGEL PHARMACEUTICALS INC      COM NEW    766559603     2,189      225,000 SH           SHARED      1                225,000
RTI INTL METALS INC            COM        74973W107     1,117       20,000 SH           SHARED      1                 20,000
RURAL METRO CORP               COM        781748108     5,425      775,000 SH           SHARED      1                775,000
SANDERSON FARMS INC            COM        800013104     2,799      100,000 SH           SHARED      1                100,000
SANDS REGENT                   COM        800091100       874       60,306 SH           SHARED      1                 60,306
SFBC INTL INC                  COM        784121105       758       50,000 SH           SHARED      1                 50,000
SILVERLEAF RESORTS INC         COM        828395103     7,595    2,058,200 SH           SHARED      1              2,058,200
SONICWALL INC                  COM        835470105     3,596      400,000 SH           SHARED      1                400,000
STREETTRACKS GOLD TRUST        GOLD SHS   863307104     3,062       50,000 SH           SHARED      1                 50,000
SUN HEALTHCARE GROUP INC       COM NEW    866933401    12,200    1,403,950 SH           SHARED      1              1,403,950
TEGAL CORP                     COM        879008100     2,338    6,153,846 SH           SHARED      1              6,153,846
TELULAR CORP                   COM NEW    87970T208     2,663    1,325,000 SH           SHARED      1              1,325,000
TOPPS INC                      COM        890786106     1,233      150,000 SH           SHARED      1                150,000
TUT SYSTEMS                    COM        901103101     2,655    1,097,000 SH           SHARED      1              1,097,000
UROLOGIX INC                   COM        917273104       177       56,500 SH           SHARED      1                 56,500
UROPLASTY INC                  COM NEW    917277204     1,090      589,249 SH           SHARED      1                589,249
US Airways Group Inc           COM        90341W108    10,108      200,000 SH           SHARED      1                200,000
VONAGE HLDINGS CORP            COM        92886T201       644       75,000 SH           SHARED      1                 75,000
WALTER INDS INC                COM        93317Q105     5,765      100,000 SH           SHARED      1                100,000
WILLBROS GROUP INC             COM        969199108    11,461      605,100 SH           SHARED      1                605,100
WORLDGATE COMMUNICATIONS INC   COM        98156L307     1,153      703,050 SH           SHARED      1                703,050

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